Matrix Advisors Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    Matrix Advisors Funds Trust (the “Trust”), on behalf of the
Matrix Advisors Dividend Fund
    File Nos.: 811-23175; 333-212637

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 31, 2026 and filed electronically as Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on October 27, 2026.
If you have any additional questions or require further information, please contact the undersigned at marissa.pawlinski@usbank.com.

Sincerely,

/s/ Marissa Pawlinski
Marissa Pawlinski
For U.S. Bank Global Fund Services
as Administrator to the Trust